UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08030

Name of Fund: Royce Micro-Cap Trust, Inc.
Fund Address: 1414 Avenue of the Americas
New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2007

Date of reporting period: 3/31/2007

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE MICRO-CAP TRUST
MARCH 31, 2007 (UNAUDITED)

COMMON STOCKS - 109.7%
	SHARES	VALUE
Consumer Products - 5.0%
Apparel and Shoes - 1.5%
Bluefly [a,c]	187,100	$194,584
Delta Apparel	200	3,480
Hartmarx Corporation [a]	70,000	518,000
Jos. A. Bank Clothiers [a,c]	3,100	109,585
Kleinert’s [a,d]	14,200	0
Steven Madden	21,750	635,100
Stride Rite	10,000	153,900
True Religion Apparel [a,c]	34,900	566,776
Weyco Group	120,000	3,117,600

		5,299,025

Collectibles - 0.4%
Topps Company (The)	148,500	1,443,420

Food/Beverage/Tobacco - 0.5%
Green Mountain Coffee Roasters [a,c]	25,600	1,614,080
Nutrition 21 [a,c]	20,000	32,200

		1,646,280

Home Furnishing and Appliances - 0.2%
Lifetime Brands	42,054	878,508

Publishing - 0.1%
Educational Development	10,600	82,786

Sports and Recreation - 1.0%
Cybex International [a,c]	70,000	373,100
Monaco Coach	142,400	2,268,432
National R.V. Holdings [a]	31,800	70,278
Orange 21 [a,c]	10,300	55,723
Sturm, Ruger & Company [a]	75,000	1,008,750

		3,776,283

Other Consumer Products - 1.3%
Burnham Holdings Cl. A	84,000	1,381,800
Cobra Electronics	10,000	103,600
A.T. Cross Company Cl. A [a]	100,000	880,000
JAKKS Pacific [a]	25,000	597,500
Lazare Kaplan International [a]	151,700	1,222,702
LoJack Corporation [a,c]	20,200	383,396
Sonic Solutions [a,c]	4,000	56,400

		4,625,398

Total		17,751,700

Consumer Services - 5.6%
Direct Marketing - 0.3%
Dover Saddlery [a]	9,500	84,075
FTD Group [a]	55,000	909,150
ValueVision Media Cl. A [a,c]	5,000	61,800

		1,055,025

Leisure and Entertainment - 0.1%
FortuNet [a,c]	9,600	87,072
IMAX Corporation [a,c]	25,000	126,000
Singing Machine (The) [a,c]	5,000	4,300
TiVo [a,c]	20,000	127,000

		344,372

Media and Broadcasting - 0.2%
Outdoor Channel Holdings [a,c]	69,750	712,845

Restaurants and Lodgings - 0.4%
Benihana Cl. A [a,c]	800	22,672
California Pizza Kitchen [a,c]	2,000	65,780
Champps Entertainment [a]	10,000	56,600
Cosi [a,c]	92,600	516,708
Famous Dave’s of America [a]	44,470	803,573

		1,465,333

Retail Stores - 4.2%
A.C. Moore Arts & Crafts [a]	45,600	973,104
America’s Car-Mart [a,c]	200,000	2,672,000
Buckle (The)	38,250	1,365,525
Cache [a]	3,200	56,800
Casual Male Retail Group [a]	2,000	23,660
Cato Corporation Cl. A	71,850	1,680,571
Cost Plus [a,c]	45,077	450,770
Deb Shops	19,900	538,892
Fred’s Cl. A	7,500	110,250
PriceSmart [a,c]	51,916	797,430
Shoe Carnival [a,c]	11,000	366,300
Stein Mart	148,900	2,430,048
United Retail Group [a]	60,600	728,412
West Marine [a,c]	142,000	2,585,820

		14,779,582

Other Consumer Services - 0.4%
Ambassadors Group	15,000	498,600
Ambassadors International	6,100	281,454
Autobytel [a,c]	20,000	70,800
Cash America International	1,500	61,500
Collectors Universe	11,700	163,917
Premier Exhibitions [a,c]	30,000	355,500
Renaissance Learning	2,365	31,147

		1,462,918

Total		19,820,075

Diversified Investment Companies - 2.3%
Closed-End Funds - 2.3%
ASA	73,300	4,741,044
Central Fund of Canada Cl. A	207,000	1,945,800
Kohlberg Capital [a]	98,100	1,569,600

Total		8,256,444

Financial Intermediaries - 10.9%
Banking - 3.6%
Abigail Adams National Bancorp	160,500	2,214,900
Arrow Financial	14,751	330,422
B of I Holding [a]	100,000	702,000
Bancorp (The) [a,c]	51,380	1,335,880
Endeavour Mining Capital	150,000	1,145,951
First National Lincoln	40,200	638,778
Lakeland Financial	45,000	1,021,500
Meta Financial Group	44,800	1,411,200
Nexity Financial [a]	85,300	998,010
NexCen Brands [a,c]	62,700	621,984
Peapack-Gladstone Financial	27,600	840,972
Queen City Investments [a]	948	862,680
Quest Capital	30,000	81,334
Sterling Bancorp	22,869	413,929
Sterling Financial	7,779	242,627

		12,862,167

Insurance - 2.3%
AmCOMP [a]	5,600	54,096
American Safety Insurance Holdings [a]	20,000	381,200
CRM Holdings [a]	99,000	861,300
First Acceptance [a]	258,405	2,705,500
Independence Holding	33,534	725,676
NYMAGIC	65,400	2,671,590
Navigators Group [a]	17,200	862,924

		8,262,286

Real Estate Investment Trusts - 0.7%
Capstead Mortgage	154,900	1,547,451
Opteum Cl. A	199,000	895,500

		2,442,951

Securities Brokers - 2.4%
Cowen Group [a]	63,800	1,061,632
First Albany Companies [a]	95,000	152,000
International Assets Holding [a,c]	137,300	3,834,789
Sanders Morris Harris Group	136,000	1,448,400
Stifel Financial [a,c]	38,733	1,715,872
Thomas Weisel Partners Group [a,c]	6,500	123,630
Tradestation Group [a,c]	30,000	377,700

		8,714,023

Other Financial Intermediaries - 1.9%
Fortress America Acquisition [a,c]	53,200	298,452
MVC Capital	214,500	3,356,925
MarketAxess Holdings [a,c]	123,700	2,070,738
NGP Capital Resources	58,600	926,466

		6,652,581

Total		38,934,008

Financial Services - 4.3%
Insurance Brokers - 0.2%
Crawford & Company Cl. A	50,000	277,500
Health Benefits Direct [a,c]	211,100	591,080

		868,580

Investment Management - 3.7%
ADDENDA Capital	131,700	2,766,327
BKF Capital Group [a,b]	406,500	1,321,125
Epoch Holding Corporation [a]	218,300	2,885,926
Hennessy Advisors	24,750	383,625
Highbury Financial [a,b,c]	580,400	3,319,888
Highbury Financial (Warrants) [a]	533,900	613,985
Rockwater Capital [a]	50,000	329,580
Sceptre Investment Counsel	78,000	760,069
Westwood Holdings Group	31,900	734,019

		13,114,544

Other Financial Services - 0.4%
Chardan North China Acquisition [a,c]	99,000	784,080
Chardan North China Acquisition (Warrants) [a]	182,300	528,670
MicroFinancial	10,000	51,800

		1,364,550

Total		15,347,674

Health - 16.0%
Commercial Services - 1.9%
First Consulting Group [a]	274,700	2,499,770
PAREXEL International [a,c]	121,400	4,366,758

		6,866,528

Drugs and Biotech - 6.0%
Adolor Corporation [a,c]	112,000	980,000
Allos Therapeutics [a,c]	143,600	857,292
Alnylam Pharmaceuticals [a,c]	500	9,000
Barrier Therapeutics [a,c]	11,300	77,970
Cambrex Corporation	16,000	393,600
Caraco Pharmaceutical Laboratories [a]	48,050	585,249
Cardiome Pharma [a,c]	23,400	237,510
Cell Genesys [a]	58,000	243,600
Cerus Corporation [a,c]	162,200	1,094,850
CollaGenex Pharmaceuticals [a,c]	25,000	337,750
Cytokinetics [a,c]	5,000	34,800
Dendreon Corporation [a,c]	4,900	63,357
Draxis Health [a]	15,000	97,200
Durect Corporation [a]	44,100	183,456
DUSA Pharmaceuticals [a,c]	36,700	131,386
Dyax Corporation [a,c]	15,000	61,800
Emisphere Technologies [a,c]	163,200	522,240
Favrille [a,c]	271,000	831,970
Genaera Corporation [a]	500,000	215,000
Gene Logic [a]	234,479	504,130
Genitope Corporation [a,c]	291,700	1,210,555
Halozyme Therapeutics [a]	18,800	151,528
Hi-Tech Pharmacal [a]	50,030	557,835
Idenix Pharmaceuticals [a,c]	5,000	36,500
ImmunoGen [a]	44,000	210,760
Infinity Pharmaceuticals [a]	8,750	105,350
Lannett Company [a]	17,450	89,868
Mannkind Corporation [a,c]	42,000	600,600
Maxygen [a]	5,000	55,750
Micromet [a,c]	14,333	38,699
Momenta Pharmaceuticals [a,c]	65,000	842,400
Myriad Genetics [a,c]	25,000	861,500
Nabi Biopharmaceuticals [a,c]	5,000	26,550
Nastech Pharmaceutical [a,c]	2,700	29,133
Neurogen Corporation [a]	40,000	260,000
Nuvelo [a,c]	232,600	855,968
Oncolytics Biotech [a,c]	41,000	74,210
Orchid Cellmark [a]	78,000	487,500
Origin Agritech [a,c]	104,500	930,050
Pharmacyclics [a]	258,000	686,280
Pharmanet Development Group [a,c]	25,000	650,000
Poniard Pharmaceuticals [a,c]	17,300	98,610
Sangamo BioSciences [a,c]	21,000	142,800
Seattle Genetics [a,c]	112,000	917,280
Senesco Technologies [a,c]	25,000	24,250
Senomyx [a,c]	47,000	581,860
Sinovac Biotech [a,c]	125,000	380,000
Strategic Diagnostics [a,c]	164,400	841,728
Tapestry Pharmaceuticals [a,c]	483,000	898,380
Theragenics Corporation [a,c]	145,800	912,708
TorreyPines Therapeutics [a]	6,250	43,563
Trimeris [a,c]	70,000	481,600

		21,545,975

Health Services - 2.2%
ATC Healthcare Cl. A [a]	35,000	11,550
Albany Molecular Research [a]	40,000	394,000
Alliance Imaging [a,c]	81,200	708,876
Bio-Imaging Technologies [a]	32,177	201,428
Encorium Group [a]	25,000	93,750
Gentiva Health Services [a]	23,000	463,910
HMS Holdings [a,c]	11,900	260,610
Health Grades [a]	38,500	241,780
Hooper Holmes [a,c]	88,600	396,042
Horizon Health [a]	50,000	977,500
MedCath Corporation [a,c]	18,000	491,400
Mediware Information Systems [a]	28,400	257,304
National Medical Health Card Systems [a]	39,900	617,253
Odyssey Healthcare [a]	5,000	65,650
On Assignment [a]	41,100	510,051
Quovadx [a]	5,000	12,750
RehabCare Group [a]	22,000	349,140
Res-Care [a,c]	58,200	1,018,500
Sun Healthcare Group [a,c]	51,000	629,850
U.S. Physical Therapy [a]	10,000	139,200

		7,840,544

Medical Products and Devices - 5.6%
Allied Healthcare Products [a]	273,500	1,641,000
AngioDynamics [a]	14,000	236,460
Anika Therapeutics [a]	24,000	296,400
Atrion Corporation	3,000	275,460
Bruker BioSciences [a]	32,200	338,744
Caliper Life Sciences [a]	52,400	296,060
Candela Corporation [a,c]	3,500	39,970
Cardiac Science [a]	29,947	274,015
CONMED Corporation [a,c]	3,900	113,997
Cutera [a,c]	15,200	550,088
Del Global Technologies [a]	461,301	922,602
EPIX Pharmaceuticals [a,c]	32,666	218,862
Endologix [a,c]	10,500	41,265
Exactech [a,c]	114,100	1,813,049
Golden Meditech Company [a]	24,100	9,716
IRIDEX Corporation [a]	56,000	492,800
IRIS International [a]	4,100	57,195
Kensey Nash [a,c]	24,250	739,625
Langer [a]	7,100	38,340
LeMaitre Vascular [a]	10,000	64,500
Medical Action Industries [a]	125,250	2,993,475
Merit Medical Systems [a,c]	5,700	71,535
Microtek Medical Holdings [a]	29,820	141,943
Minrad International [a]	6,800	35,224
NMT Medical [a]	12,000	163,200
Neurometrix [a,c]	21,500	208,765
Orthofix International [a]	28,000	1,429,400
OrthoLogic Corporation [a]	84,000	131,040
PLC Systems [a]	105,200	63,120
Possis Medical [a,c]	28,900	375,989
Restore Medical [a,c]	13,100	48,077
Shamir Optical Industry [a]	7,500	67,950
Sirona Dental Systems	25,000	861,500
STAAR Surgical [a]	5,000	27,550
Synergetics USA [a,c]	5,000	17,900
Syneron Medical [a]	1,800	48,690
Synovis Life Technologies [a]	23,000	310,960
Thermage [a]	5,000	45,500
Urologix [a,c]	375,500	1,137,765
Utah Medical Products	42,300	1,441,584
Young Innovations	62,450	1,699,889

		19,781,204

Personal Care - 0.3%
CCA Industries	9,040	107,576
Helen of Troy [a,c]	20,000	454,200
Nature’s Sunshine Products	7,500	88,200
Nutraceutical International [a]	15,000	247,500

		897,476

Total		56,931,727

Industrial Products - 13.7%
Automotive - 1.0%
International Textile Group [a]	85,000	663,000
LKQ Corporation [a,c]	11,400	249,204
Noble International	30,900	518,502
SORL Auto Parts [a]	60,000	515,400
Spartan Motors	4,200	97,482
Strattec Security [a]	28,300	1,258,784
Wescast Industries Cl. A	12,900	136,877

		3,439,249

Building Systems and Components - 1.0%
AAON	63,700	1,664,481
Flanders Corporation [a,c]	1,500	10,875
LSI Industries	63,812	1,068,213
Modtech Holdings [a,c]	51,400	161,396
Napco Security Systems [a,c]	76,400	404,920
PGT [a,c]	20,300	243,600

		3,553,485

Construction Materials - 1.7%
Ash Grove Cement	8,000	1,792,000
Monarch Cement	50,410	1,577,833
Synalloy Corporation	91,000	2,540,720

		5,910,553

Industrial Components - 1.8%
American Superconducter [a,c]	52,000	700,440
C & D Technologies [c]	53,000	266,590
Deswell Industries	105,300	1,226,745
Gerber Scientific [a,c]	50,500	535,805
Ladish Company [a]	10,000	376,400
Planar Systems [a]	70,000	606,900
Plug Power [a,c]	1,370	4,329
Powell Industries [a,c]	49,800	1,593,600
Tech/Ops Sevcon	76,200	521,970
II-VI [a]	20,000	677,000

		6,509,779

Machinery - 2.8%
Alamo Group	38,600	895,906
Astec Industries [a,c]	40,200	1,618,050
Gorman-Rupp Company	4,218	135,103
Hardinge	40,100	1,049,016
Hurco Companies [a]	17,000	728,450
K-Tron International [a]	9,800	702,954
Keithley Instruments	14,000	214,060
LeCroy Corporation [a]	2,000	16,700
MTS Systems	10,000	388,400
Mueller (Paul) Company	9,650	453,550
Sun Hydraulics	38,950	1,041,134
T-3 Energy Services [a]	4,912	98,829
Tennant Company	88,200	2,777,418

		10,119,570

Metal Fabrication and Distribution - 1.0%
Encore Wire [c]	15,000	379,800
Haynes International [a]	9,720	708,880
Insteel Industries	30,900	518,811
NN	114,300	1,427,607
Novamerican Steel [a]	3,500	154,770
Samuel Manu-Tech	2,500	28,367
Universal Stainless & Alloy Products [a,c]	7,700	365,519

		3,583,754

Paper and Packaging - 0.1%
Mod-Pac Corporation [a]	23,200	254,272

Pumps, Valves and Bearings - 0.3%
CIRCOR International	28,000	999,600

Specialty Chemicals and Materials - 2.1%
Aceto Corporation	340,319	2,688,520
American Vanguard	3,333	56,961
Balchem Corporation	33,750	596,700
Foamex International [a]	217,478	1,141,759
Hawkins	122,667	1,815,472
ICO [a]	70,600	433,484
NuCo2 [a,c]	20,000	504,400
Park Electrochemical	10,000	271,200

		7,508,496

Textiles - 0.1%
Unifi [a]	100,000	288,000

Other Industrial Products - 1.8%
Basin Water [a,c]	7,800	53,586
Color Kinetics [a,c]	50,000	971,500
Distributed Energy Systems [a]	59,000	80,830
Eastern Company (The)	39,750	1,080,405
Maxwell Technologies [a]	25,300	316,756
Peerless Manufacturing [a]	42,200	1,336,052
Quixote Corporation	35,200	704,000
Raven Industries	73,000	2,047,650

		6,590,779

Total		48,757,537

Industrial Services - 13.8%
Advertising and Publishing - 0.9%
Greenfield Online [a,c]	20,000	318,000
Harris Interactive [a]	92,100	555,363
Journal Register	80,200	477,992
MDC Partners Cl. A [a]	67,500	521,775
NetRatings [a]	50,000	1,040,000
Traffix	84,700	469,238

		3,382,368

Commercial Services - 5.1%
Access Integrated Technologies Cl. A [a,c]	38,400	208,512
ADDvantage Technologies Group [a]	115,700	398,008
BB Holdings [a]	390,000	1,669,228
CBIZ [a,c]	87,000	617,700
Canadian Solar [a,c]	25,000	243,750
Carlisle Group [a]	188,800	401,252
Ceco Environmental [a]	50,000	624,500
ClearPoint Business Resources [a,c]	96,000	585,600
CorVel Corporation [a,c]	40,125	1,213,781
eResearch Technology [a,c]	185,000	1,454,100
GP Strategies [a]	42,600	387,660
Geo Group (The) [a,c]	76,800	3,480,576
Global Sources [a,c]	11,220	156,968
Intersections [a]	35,300	354,765
Kforce [a,c]	55,000	757,350
Metalico [a]	132,700	625,017
OneSource Services [a]	33,675	425,768
PDI [a]	10,200	97,104
RCM Technologies [a]	1,000	7,130
SM&A [a]	31,300	222,230
SYS [a]	264,100	565,174
TRC Companies [a]	5,600	56,504
Thomas Group	25,000	298,000
Volt Information Sciences [a,c]	52,800	1,382,832
Westaff [a]	362,500	2,073,500
Willdan Group [a]	8,500	79,475

		18,386,484

Engineering and Construction - 1.7%
Cavco Industries [a]	3,200	111,840
Devcon International [a]	21,700	106,330
Exponent [a]	136,200	2,717,190
Hanfeng Evergreen [a]	93,000	624,296
Insituform Technologies Cl. A [a,c]	56,400	1,172,556
Nobility Homes	2,000	47,700
Skyline Corporation	32,100	1,083,054
Sterling Construction [a]	3,300	62,898

		5,925,864

Food and Tobacco Processors - 1.7%
Cal-Maine Foods	50,000	672,500
Farmer Bros.	42,400	962,480
Galaxy Nutritional Foods [a]	334,800	241,056
ML Macadamia Orchards L.P.	120,200	664,706
Omega Protein [a]	9,200	64,216
Seneca Foods Cl. A [a]	62,500	1,662,500
Seneca Foods Cl. B [a]	42,500	1,158,125
Sunopta [a]	41,480	493,612

		5,919,195

Industrial Distribution - 0.4%
Central Steel & Wire	1,088	669,120
Elamex [a]	60,200	43,946
Lawson Products	19,500	738,660

		1,451,726

Printing - 1.1%
American Bank Note Holographics [a]	242,200	811,370
Bowne & Co.	66,500	1,046,045
Champion Industries	23,500	194,110
Courier Corporation	22,950	896,656
Ennis	9,700	259,572
Schawk	38,900	704,479

		3,912,232

Transportation and Logistics - 2.6%
ABX Air [a,c]	182,000	1,246,700
Dynamex [a,c]	26,050	662,712
ExpressJet Holdings [a,c]	100,000	584,000
Forward Air	50,700	1,667,016
Frozen Food Express Industries	92,000	765,440
MAIR Holdings [a,c]	8,600	56,502
Marten Transport [a,c]	6,450	102,426
Midwest Air Group [a,c]	30,400	410,704
Pacific CMA [a]	200,000	52,000
Patriot Transportation Holding [a]	3,000	268,830
Universal Truckload Services [a]	134,200	3,248,982
Vitran Corporation Cl. A [a]	8,000	157,200

		9,222,512

Other Industrial Services - 0.3%
Landauer	21,300	1,075,224
Team [a]	2,200	83,930

		1,159,154

Total		49,359,535

Natural Resources - 10.4%
Energy Services - 4.3%
Calfrac Well Services	1,000	16,683
Carbo Ceramics	18,750	872,812
Conrad Industries [a]	115,000	690,000
Dawson Geophysical [a]	1,200	59,436
Dril-Quip [a]	55,000	2,380,400
Enerflex Systems	1,900	18,679
Environmental Power [a]	90,000	630,000
Green Plains Renewable Energy [a,c]	21,000	443,940
Gulf Island Fabrication	34,400	919,856
GulfMark Offshore [a,c]	65,200	2,845,980
Input/Output [a]	43,500	599,430
Pason Systems	222,400	2,758,569
TGC Industries [a]	11,280	97,121
Willbros Group [a,c]	108,200	2,438,828
World Energy Solutions [a]	779,600	641,507

		15,413,241

Oil and Gas - 1.5%
Bonavista Energy Trust	69,700	1,862,490
Bronco Drilling [a,c]	8,700	144,159
CE Franklin [a]	47,810	444,633
Contango Oil & Gas [a,c]	10,000	219,500
Edge Petroleum [a]	13,200	165,264
Exploration Company of Delaware [a,c]	5,500	59,675
Houston American Energy [a,c]	82,400	475,448
Nuvista Energy [a]	121,000	1,562,676
Particle Drilling Technologies [a,c]	8,000	31,600
PetroCorp [a,d]	104,200	0
Pioneer Drilling [a]	7,500	95,175
Savanna Energy Services [a]	2,500	41,815
Superior Energy Services [a,c]	1,130	38,951
Superior Well Services [a,c]	1,200	27,420

		5,168,806

Precious Metals and Mining - 3.3%
Aurizon Mines [a]	257,000	902,070
Brush Engineered Materials [a,c]	15,500	751,285
Central African Gold [a]	329,000	67,979
Central African Gold (Warrants) [a]	119,950	23,604
Chesapeake Gold [a,c]	20,000	118,146
Cumberland Resources [a]	200,000	1,320,000
Duluth Metals [a]	14,200	14,760
Endeavour Silver [a]	50,000	224,500
Entree Gold [a]	177,900	286,419
Gammon Lake Resources [a,c]	85,036	1,502,586
Gold Reserve [a]	14,000	93,940
Golden Star Resources [a,c]	168,100	739,640
Kimber Resources [a,c]	250,000	427,500
Metallica Resources [a,c]	341,300	1,750,869
Midway Gold [a]	227,500	668,016
Minefinders Corporation [a]	116,000	1,381,560
Nevsun Resources [a,c]	5,000	10,550
Northern Orion Resources [a]	51,400	209,198
Northgate Minerals [a]	270,000	936,900
Spur Ventures [a]	44,100	22,155
Vista Gold [a]	50,000	374,500

		11,826,177

Real Estate - 0.4%
HomeFed Corporation	11,352	692,472
Kennedy-Wilson [a]	21,500	618,125
ZipRealty [a,c]	11,000	77,880

		1,388,477

Other Natural Resources - 0.9%
PICO Holdings [a]	45,700	1,951,847
Pope Resources L.P.	33,000	1,323,960

		3,275,807

Total		37,072,508

Technology - 25.4%
Aerospace and Defense - 2.3%
Allied Defense Group (The) [a]	42,400	362,520
Astronics Corporation [a]	26,400	464,640
Axsys Technologies [a]	6,400	100,992
Ducommun [a]	72,100	1,855,133
HEICO Corporation	41,600	1,517,984
HEICO Corporation Cl. A	24,160	757,416
Integral Systems	98,222	2,374,026
LMI Aerospace [a]	6,100	113,643
SIFCO Industries [a]	45,800	438,764
TVI Corporation [a,c]	268,490	410,790

		8,395,908

Components and Systems - 3.5%
Acacia Research-Acacia Technologies [a,c]	116,250	1,839,075
Advanced Photonix Cl. A [a]	77,900	154,242
Brocade Communications Systems [a,c]	13,649	129,938
CSP [a]	122,581	1,131,423
DDi Corporation [a,c]	75,747	518,109
Dalsa Corporation [a]	5,000	52,014
Dot Hill Systems [a,c]	2,000	7,300
Excel Technology [a]	91,900	2,511,627
Giga-tronics [a]	3,200	6,336
Mobility Electronics [a]	46,000	143,060
MOCON	15,600	200,616
Neoware [a,c]	103,200	1,039,224
On Track Innovations [a,c]	47,315	334,517
Performance Technologies [a]	49,550	248,246
Richardson Electronics	152,100	1,420,614
Rimage Corporation [a]	20,000	518,200
SCM Microsystems [a,c]	89,000	380,920
TTM Technologies [a,c]	123,700	1,180,098
TransAct Technologies [a]	78,600	547,056

		12,362,615

Distribution - 0.9%
Agilysys	90,000	2,022,300
Bell Industries [a]	85,700	424,215
Jaco Electronics [a]	29,000	103,530
Nu Horizons Electronics [a,c]	40,000	421,200
PC Mall [a,c]	6,000	59,820
Pomeroy IT Solutions [a]	6,900	62,238

		3,093,303

Internet Software and Services - 3.1%
Answers Corporation [a,c]	4,100	53,013
Art Technology Group [a,c]	296,900	688,808
CMGI [a]	1,595,000	3,381,400
Convera Corporation Cl. A [a,c]	190,000	596,600
EDGAR Online [a,c]	27,700	75,344
iGATE Corporation [a,c]	273,400	2,252,816
Inforte Corporation [a]	12,400	43,028
Jupitermedia Corporation [a]	355,800	2,355,396
Lionbridge Technologies [a]	39,900	203,091
LookSmart [a]	4,000	15,320
MIVA [a,c]	32,000	122,880
NIC [a]	26,800	143,648
Optimal Group [a,c]	41,600	349,024
Packeteer [a,c]	5,200	64,584
PFSweb [a]	7,242	7,459
SkyTerra Communications [a]	62,200	522,480
Stamps.com [a]	21,200	304,644

		11,179,535

IT Services - 6.1%
CIBER [a]	182,662	1,437,550
Cogent Communications Group [a,c]	24,800	586,024
Computer Task Group [a]	431,100	1,944,261
Covansys Corporation [a]	172,500	4,257,300
Diamond Management & Technology Consultants	138,100	1,614,389
Forrester Research [a,c]	101,500	2,878,540
Rainmaker Systems [a]	2,000	16,800
Sapient Corporation [a,c]	500,000	3,430,000
Syntel	54,300	1,881,495
TriZetto Group (The) [a,c]	182,300	3,647,823

		21,694,182

Semiconductors and Equipment - 2.5%
California Micro Devices [a]	16,700	78,156
Cascade Microtech [a,c]	48,000	684,000
Catalyst Semiconductor [a]	9,200	33,396
CEVA [a]	9,800	70,854
Cohu	17,800	334,640
DTS [a,c]	7,000	169,610
ESS Technology [a]	25,000	32,000
Electroglas [a,c]	281,700	597,204
Exar Corporation [a]	121,208	1,604,794
Genesis Microchip [a,c]	8,000	74,320
Ikanos Communications [a,c]	8,200	63,714
Integrated Silicon Solution [a]	15,000	83,550
Intevac [a,c]	40,550	1,069,304
Jazz Technologies (Units) [a]	205,000	1,158,250
Jinpan International	16,750	261,802
Kopin Corporation [a,c]	11,400	38,532
MIPS Technologies [a]	4,100	36,613
Nanometrics [a,c]	7,000	46,900
NetList [a]	9,200	64,032
Nextest Systems [a,c]	13,000	182,000
PDF Solutions [a,c]	30,500	344,345
Photronics [a,c]	29,750	462,613
QuickLogic Corporation [a]	20,000	56,200
Saifun Semiconductors [a,c]	20,000	235,000
Semitool [a,c]	25,500	331,500
Vimicro International ADR [a,c]	110,000	712,800

		8,826,129

Software - 4.1%
Aladdin Knowledge Systems [a]	27,300	471,471
Applix [a]	20,000	268,200
AsiaInfo Holdings [a]	40,000	274,800
Borland Software [a,c]	49,700	261,919
Bottomline Technologies [a,c]	22,000	239,800
Descartes Systems Group (The) [a]	56,500	246,905
Evans & Sutherland Computer [a]	83,500	263,025
Fundtech [a]	55,000	756,800
ILOG ADR [a]	35,000	465,500
iPass [a,c]	190,000	955,700
JDA Software Group [a,c]	59,500	894,285
Majesco Entertainment [a]	2,500	3,750
MIND C.T.I.	20,000	55,800
Moldflow Corporation [a]	7,500	112,725
OpenTV Cl. A [a]	301,900	739,655
Pegasystems	320,200	2,961,850
Pervasive Software [a]	22,500	92,025
Phase Forward [a,c]	43,000	564,590
SPSS [a,c]	41,800	1,508,980
SeaChange International [a,c]	5,000	40,700
TeleCommunication Systems Cl. A [a]	10,000	37,200
Transaction Systems Architects Cl. A [a]	97,600	3,161,264
Trintech Group ADR [a]	91,252	363,183
Unica Corporation [a]	3,200	40,160
uWink [a]	5,000	5,700

		14,785,987

Telecommunications - 2.9%
Anaren [a]	25,200	443,772
Atlantic Tele-Network	5,000	130,650
C-COR.net [a]	5,000	69,300
Captaris [a]	43,300	250,707
Catapult Communications [a]	4,000	38,960
Centillium Communications [a]	11,000	21,120
Channell Commercial [a]	5,000	19,900
Communications Systems	34,200	354,996
ECtel [a,c]	76,200	351,282
EFJ [a,c]	10,000	53,400
EMS Technologies [a,c]	6,200	119,474
GigaBeam [a,c]	10,000	31,200
Hurray! Holding Company ADR [a]	10,100	51,914
Intervoice [a,c]	2,900	19,256
NMS Communications [a,c]	600,000	1,080,000
North Pittsburgh Systems	23,200	505,064
PC-Tel [a]	49,600	504,432
Radyne [a,c]	55,420	505,430
Sunrise Telecom [a]	163,450	480,543
Symmetricom [a,c]	24,782	205,691
TTI Team Telecom International [a,c]	25,000	62,500
UCN [a]	239,500	893,335
ViaSat [a,c]	91,812	3,027,042
WJ Communications [a]	209,300	362,089
Zhone Technologies [a,c]	591,600	733,584

		10,315,641

Total		90,653,300

Miscellaneous [e] - 2.3%
Total		8,135,112

TOTAL COMMON STOCKS
(Cost $251,532,006)		391,019,620

PREFERRED STOCKS - 1.5%
Edge Petroleum 5.75% Ser. A Conv. [a,c]	69,000	3,470,700
Seneca Foods Conv. [a]	75,409	1,779,652

TOTAL PREFERRED STOCKS
(Cost $4,393,607)		5,250,352

REPURCHASE AGREEMENT - 5.2%
State Street Bank & Trust Company, 5.10% dated 3/30/07, due 4/2/07, maturity value $18,458,842 (collateralized by obligations of various U.S. Government Agencies, valued at $18,913,094) (Cost $18,451,000)		18,451,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES LOANED - 11.9%
U.S. Treasury Bonds 6.00%-10.375% due 11/15/12-8/15/26	$ 469	479
U.S. Treasury Notes 4.375% due 12/31/07	5	5
U.S. Treasury Strip-Principal due 11/15/21	1,900	1,900
Money Market Funds State Street Navigator Securities Lending Prime Portfolio (7 day yield-5.25%)		42,520,999

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $42,523,383)		42,523,383

TOTAL INVESTMENTS - 128.3%
(Cost $316,899,996)		457,244,355

LIABILITIES LESS CASH AND OTHER ASSETS - (11.5)%		(40,962,466)

PREFERRED STOCK - (16.8)%		(60,000,000)

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS - 100.0%		$356,281,889

a	Non-income producing.

b	At March 31, 2007, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

Affiliated Company	Shares 12/31/06	Market Value 12/31/06	Cost of Purchases	Cost of Sales	Realized Gain (Loss)	Dividend Income	Shares 3/31/07	Market Value 3/31/07

BKF Capital Group	406,500	$1,361,775	-	-	-	-	406,500	$1,321,125

Highbury Financial	580,400	3,383,732	-	-	-	-	580,400	3,319,888

		$4,745,507			-	-		$4,641,013

c	All or a portion of these securities were on loan at March 31, 2007. Total market value of loaned securities at March 31, 2007 was $41,389,223.

d	Securities for which market quotations are no longer readily available represent 0.0% of net assets applicable to common stockholders. These securities have been valued at their fair value under procedures established by the Fund’s Board of Directors.

e	Includes securities first acquired in 2007 and less than 1% of net assets applicable to common stockholders.

INCOME TAX INFORMATION: The cost of total investments for Federal income tax purposes was $317,601,080. At March 31, 2007, net unrealized appreciation for all securities was $139,643,275, consisting of aggregate gross unrealized appreciation of $156,308,520 and aggregate gross unrealized depreciation of $16,665,245. The primary difference in book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Fund’s Board of Directors. In addition, if between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevent non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has deveolped between the movement of prices of non-U.S. equity securities and indicies of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. The Funds will value their non-U.S. securities in U.S. dollars on the basis of foreign currency exchange rates provided to the Funds by their custodian, State Street Bank and Trust Company. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Securities Lending:
The Fund loans securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Fund is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral is equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a)     The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)     There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

           Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Micro-Cap Trust, Inc.
By:

/s/ Charles M. Royce

Charles M. Royce
President, Royce Micro-Cap Trust, Inc.
Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce

Charles M. Royce
President, Royce Micro-Cap Trust, Inc.
Date: May 29, 2007

By:

/s/ John D. Diederich

John D. Diederich
Treasurer, Royce Micro-Cap Trust, Inc.
Date: May 29, 2007